Real Estate Investments (Schedule of Real Estate Properties) (Details) (USD $) In Thousands, unless otherwise specified			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Home Depot [Member] sqft	Sep. 30, 2012 Citizens Bank [Member] sqft	Sep. 30, 2012 Community Bank [Member] sqft	Sep. 30, 2012 Dollar General I [Member] sqft	Sep. 30, 2012 Advance Auto [Member] sqft	Sep. 30, 2012 Walgreens I [Member] sqft	Sep. 30, 2012 Portfolio as of Dec. 31, 2011 [Member] sqft	Sep. 30, 2012 GSA I [Member] sqft	Sep. 30, 2012 Walgreens II [Member] sqft	Sep. 30, 2012 FedEx [Member] sqft	Sep. 30, 2012 John Deere [Member] sqft	Sep. 30, 2012 GSA II [Member] sqft	Sep. 30, 2012 GSA III [Member] sqft	Sep. 30, 2012 Tractor Supply [Member] sqft	Sep. 30, 2012 GSA IV [Member] sqft	Sep. 30, 2012 Dollar General, Two [Member] sqft	Sep. 30, 2012 GSA, Five [Member] sqft	Sep. 30, 2012 Mrs. Baird's [Member] sqft	Sep. 30, 2012 Reckitt Benckiser [Member] sqft	Sep. 30, 2012 CVS I [Member] sqft	Sep. 30, 2012 Iron Mountian [Member] sqft	Sep. 30, 2012 2012 Acquisitons [Member] sqft	Sep. 30, 2012 Portfolio as of September 30, 2012 [Member] sqft	Sep. 30, 2012 Occupied [Member]
Real Estate Properties [Line Items]
Occupancy Rate	100.00%
Number of Real Estate Properties			1	59	1	20	6	1	88	1	1	6	1	1	1	1	1	16	1	1	1	3	1	36	124	125
Square Feet			465,600	291,920	4,410	177,668	42,000	14,414	996,012	12,009	15,120	92,935	552,960	18,640	39,468	38,507	22,509	134,102	11,281	75,050	32,000	31,620	126,664	1,202,865	2,198,877
Remaining Lease Term			17 years 2 months 12 days	5 years 4 months 24 days	3 years 9 months 18 days	6 years 10 months 24 days	7 years 1 month 6 days	9 years	8 years 2 months 12 days	6 years 4 months 24 days	6 years 3 months 18 days	4 years 2 months 12 days	5 years 3 months 18 days	6 years	4 years 7 months 6 days	6 years 1 month 6 days	6 years	5 years 1 month 6 days	4 years 4 months 24 days	4 years 8 months 12 days	5 years 7 months 6 days	4 years 8 months 12 days	5 years 3 months 18 days	5 years 2 months	6 years 9 months 18 days
Base Purchase Price	$ 235,723	$ 136,873	$ 23,398	$ 95,241	$ 705	$ 9,981	$ 5,122	$ 2,426	$ 136,873	$ 4,850	$ 3,778	$ 12,207	$ 26,126	$ 5,835	$ 6,350	$ 1,921	$ 3,890	$ 5,993	$ 2,200	$ 6,213	$ 10,000	$ 4,855	$ 4,632	$ 98,850	$ 235,723
Capitalization Rate			9.70%	7.10%	5.10%	9.70%	8.90%	10.10%	7.80%	8.20%	9.20%	9.00%	9.00%	11.10%	9.50%	9.50%	11.00%	10.70%	9.90%	10.20%	9.60%	9.90%	9.60%	9.50%	8.50%
Annualized Rental Income or Annualized Net Operating Income			$ 2,258	$ 6,726	$ 36	$ 965	$ 457	$ 245	$ 10,687	$ 396	$ 346	$ 1,099	$ 2,353	$ 647	$ 604	$ 183	$ 428	$ 642	$ 217	$ 631	$ 964	$ 481	$ 443	$ 9,434	$ 20,121
Annualized Rental Income/NOI per Square Foot			4.85	23.04	8.16	5.43	10.88	17.0	10.73	32.98	22.88	11.83	4.26	34.71	15.3	4.75	19.01	4.79	19.24	8.4	30.13	15.21	3.5	7.84	9.15